Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Potentially Dilutive Securities
Potentially dilutive securities as of December 31, 2023 and 2022 are as follows (in common stock equivalent shares, each as adjusted to reflect the Reverse Stock Split):

	For the Year Ended December 31,
	2023	2022
Common stock warrants	768,592	—
Placement agent warrants	53,799	—
Public warrants	233,332	233,332
Private placement warrants	7,266	7,266
Earn-Out Shares	—	200,000
Unvested sponsor shares	12,000	12,000
Stock options outstanding	480,875	349,495

Total	1,555,864	802,093